Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Company does not grant equity awards in anticipation of the release of material, non-public information. Similarly, the Company does not time the release of material, non-public information based on equity grant dates for the purpose of affecting the value of any award granted to a named executive officer. The Company also does not take material, non-public information into account when determining the timing and terms of the equity grants. During 2024, none of the named executive officers were granted stock options.

Award Timing Method	The Company does not grant equity awards in anticipation of the release of material, non-public information.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Company does not grant equity awards in anticipation of the release of material, non-public information. Similarly, the Company does not time the release of material, non-public information based on equity grant dates for the purpose of affecting the value of any award granted to a named executive officer. The Company also does not take material, non-public information into account when determining the timing and terms of the equity grants.
MNPI Disclosure Timed for Compensation Value	false